Employment benefit plan (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of defined benefit plans [abstract]
Schedule of employee benefits liability

	March 31,
	2020	2021
Defined benefit obligation	78,720	70,513
Liability for compensated absences	57,513	36,384
Total liability	136,233	106,897
Defined benefit plan asset (refer to note 21)	1,898	126
Total asset	1,898	126
Net Unfunded liability	76,822	70,387

Summary of changes in present value of obligation and fair value of plan assets

Movement in obligation

	March 31,
	2020	2021
Present value of obligation at beginning of year	127,630	99,877
Interest cost	7,636	4,876
Current service cost	19,887	10,806
Actuarial loss on obligation
-economic assumptions	(18,683)	646
-demographic assumptions	17	-
-experience assumptions	(7,017)	(2,955)
Benefits paid	(29,593)	(30,920)
Present value of obligation at closing of year	99,877	82,330

Movement in plan assets*

	March 31,
	2020	2021
Fair value of plan assets at beginning of the year	27,251	23,055
Employer contributions	156	37
Benefits paid	(5,944)	(12,186)
Earning on assets	1,880	1,337
Actuarial loss on plan assets	(288)	(300)
Fair value of plan assets at end of the year	23,055	11,943

*	plan assets represents investment made by the Company in LIC funds

Schedule of unfunded liability

	March 31,
	2020	2021
Current	21,883	18,376
Non-current	56,837	52,137
Unfunded liability recognized in statement of financial position	78,720	70,513

Funded asset
Prepayment and other assets - Non-Current	1,898	126
	1,898	126

Schedule of components of cost recognized in profit or loss
	March 31,
	2019	2020	2021
Current service cost	20,166	19,887	10,806
Net interest cost	4,409	5,755	3,539
	24,575	25,642	14,345

Summary of amounts for actuarial loss on obligation recognized in other comprehensive income
	March 31,
	2019	2020	2021
Actuarial loss/ (gain) on obligation*	5,776	(25,396)	(2,009)

*	Refer to Note 31 for the movement during the year.

Schedule of actuarial assumptions used for estimating defined benefit obligations

	March 31,
	2020	2021
Discount rate	5.6%-5.8%	5.45%
Future salary increase	0% for first year, 5% thereafter	5.00%
Average expected future working life (years)	2.44-4.15	2.58-4.31
Retirement age (years)	58	58
Mortality table	ILAM* (2012-2014) Ultimate
Withdrawal rate (%)
Ages
Upto 30 years	40-70%	70%
From 31 to 44 years	30-35%	30%
Above 44 years	3-5%	3%

*	Indian Assured Lives Mortality (2012-14) Ultimate represents published mortality table used for mortality assumption.

Summary of sensitivity analysis of actuarial assumptions used in computation of defined benefit obligation

	March 31,
	2020	2021
a) Impact of the change in discount rate
a) Impact due to increase of 0.50%	2,135	1,849
b) Impact due to decrease of 0.50%	(2,017)	(1,870)

b) Impact of the change in salary increase
a) Impact due to increase of 0.50%	(1,940)	(1,789)
b) Impact due to decrease of 0.50%	2,057	1,792

Schedule of expected contributions to the defined benefit plan in future years
	March 31,
	2020	2021
Year 1	26,817	21,924
Year 2	15,882	12,175
Year 3	11,705	11,700
Year 4	11,472	7,555
Year 5	8,221	6,809
Year 6-10	25,278	19,235
Total expected payments	99,375	79,398